Income Tax Expense Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of current tax assets liabilities [Abstract]
Current tax assets	₩ 4,722	$ 4,424	₩ 6,229
Current tax liabilities	₩ 232,600	$ 217,909	₩ 171,192